FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	83,977	$9,643,079
iShares MSCI EAFE ETF	45,937	3,583,545
iShares Russell 1000 Growth ETF	46,945	12,864,808
iShares Russell 1000 Value ETF	81,513	12,757,600
iShares Russell 2000 ETF	25,382	5,552,312
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,066,628	27,263,012	(a)
Legg Mason Low Volatility High Dividend ETF	4,406,167	158,577,950	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	2,808,915	60,841,102	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	14,667,728	151,957,663	(a)
ClearBridge International Growth Fund, Class IS Shares	238,581	16,302,233	(a)
Franklin International Equity Fund, Class IS Shares	2,362,860	43,169,454	(a)(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,561,116	41,874,238	(a)(c)
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	216,838	47,515,773	(a)
ClearBridge Appreciation Fund, Class IS Shares	2,861,755	92,892,576	(a)
ClearBridge International Value Fund, Class IS Shares	1,466,378	16,364,780	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	689,944	52,428,826	(a)
Franklin U.S. Large Cap Equity Fund, Class IS Shares	5,261,336	122,536,507	(a)(d)
The Royce Fund - Royce Pennsylvania Mutual Fund, Institutional Class Shares	2,896,714	33,949,484	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	172,032	9,798,943
Western Asset Funds, Inc. -Western Asset Core Bond Fund, Class IS Shares	11,609,032	153,355,309	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $825,503,860)		1,073,229,194

See Notes to Schedule of Investments.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Quarterly Report	1

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.7%
S&P 500 Index, Put @ $3,100.00	6/17/22	15	$6,461,310	$94,725
S&P 500 Index, Put @ $3,150.00	6/17/22	12	5,169,048	81,360
S&P 500 Index, Put @ $3,200.00	6/17/22	33	14,214,882	240,075
S&P 500 Index, Put @ $3,250.00	6/17/22	22	9,476,588	171,600
S&P 500 Index, Put @ $3,300.00	6/17/22	71	30,583,534	593,915
S&P 500 Index, Put @ $3,350.00	6/17/22	11	4,738,294	89,870
S&P 500 Index, Put @ $3,400.00	6/17/22	128	55,136,512	1,121,280
S&P 500 Index, Put @ $3,500.00	6/17/22	90	38,767,860	923,220
S&P 500 Index, Put @ $3,600.00	6/17/22	98	42,213,892	1,191,582
S&P 500 Index, Put @ $3,650.00	6/17/22	24	10,338,096	321,960
S&P 500 Index, Put @ $3,700.00	6/17/22	43	18,522,422	586,950
S&P 500 Index, Put @ $3,800.00	6/17/22	15	6,461,310	247,755
S&P 500 Index, Put @ $3,600.00	12/16/22	26	11,199,604	517,530
S&P 500 Index, Put @ $3,700.00	12/16/22	25	10,768,850	523,000
S&P 500 Index, Put @ $3,800.00	12/16/22	23	9,907,342	558,900
S&P 500 Index, Put @ $3,900.00	12/16/22	17	7,322,818	466,140

TOTAL PURCHASED OPTIONS (Cost - $11,436,954)				7,729,862

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $836,940,814)				1,080,959,056

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.0%††
Invesco Government & Agency Portfolio, Institutional Class	0.026%		143,870	143,870
Dreyfus Government Cash Management, Institutional Shares	0.030%		13,448	13,448

TOTAL SHORT-TERM INVESTMENTS (Cost - $157,318)				157,318

TOTAL INVESTMENTS - 99.8% (Cost - $837,098,132)				1,081,116,374
Other Assets in Excess of Liabilities - 0.2%				1,798,584

TOTAL NET ASSETS - 100.0%				$1,082,914,958

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Dynamic Multi-Strategy VIT (prior to August 7, 2021, the Portfolio was known as QS Legg Mason Dynamic Multi-Strategy VIT Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in underlying funds that are mutual funds and exchange-traded funds (“ETFs”) managed by Legg Mason Partners Fund Advisor, LLC or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,073,229,194	—	—	$1,073,229,194
Purchased Options:
Exchange-Traded Purchased Options	5,760,087	$1,969,775	—	7,729,862

Total Long-Term Investments	1,078,989,281	1,969,775	—	1,080,959,056

Short-Term Investments†	157,318	—	—	157,318

Total Investments	$1,079,146,599	$1,969,775	—	$1,081,116,374

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2021. The following transactions were effected in such Underlying Funds for the period ended September 30, 2021.

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Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Legg Mason International Low Volatility High Dividend ETF	$25,398,203	—	—	$507,925	18,297	$(41,557)	$940,685	—	—	$2,372,734	$27,263,012
Legg Mason Low Volatility High Dividend ETF	159,609,012	—	—	15,314,911	515,480	3,356,441	2,615,895	—	—	14,283,849	158,577,950
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	60,993,713	$2,301,992	104,636	10,417,017	589,118	2,097,983	607,360	—	$1,694,631	7,962,414	60,841,102
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	143,551,647	13,058,903	1,239,136	—	—	—	1,588,903	—	—	(4,652,887)	151,957,663
ClearBridge International Growth Fund, Class IS Shares	16,546,859	—	—	239,236	4,791	100,765	—	—	—	(5,390)	16,302,233
Franklin International Equity Fund, Class IS Shares(a)	43,450,479	—	—	3,515,436	254,639	1,169,564	—	—	—	3,234,411	43,169,454
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	44,094,800	534,834	32,712	10,987,832	845,337	1,937,168	10,580	—	524,253	8,232,436	41,874,238
ClearBridge Aggressive Growth Fund, Class IS Shares	52,218,488	—	—	6,907,923	34,345	677,078	—	—	—	2,205,208	47,515,773
ClearBridge Appreciation Fund, Class IS Shares	92,715,463	—	—	8,556,336	364,253	3,263,663	—	—	—	8,733,449	92,892,576
ClearBridge International Value Fund, Class IS Shares	17,703,055	—	—	3,140,481	314,613	429,519	—	—	—	1,802,206	16,364,780
ClearBridge Large Cap Growth Fund, Class IS Shares	50,229,875	—	—	3,181,160	49,710	598,840	—	—	—	5,380,111	52,428,826
Franklin U.S. Large Cap Equity Fund, Class IS Shares(c)	121,687,436	3,754,535	158,964	15,566,316	933,711	6,033,684	135,957	—	3,618,578	12,660,852	122,536,507
Royce Pennsylvania Mutual Fund, Institutional Class Shares	39,252,921	—	—	8,186,933	925,381	2,223,067	—	—	—	2,883,496	33,949,484
Western Asset Core Bond Fund, Class IS Shares	138,946,318	20,993,963	1,594,972	2,063,045	150,265	(78,045)	2,157,159	—	471,092	(4,521,927)	153,355,309

	$1,006,398,269	$40,644,227		$88,584,551		$21,768,170	$8,056,539	—	$6,308,554	$60,570,962	$1,019,028,907

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

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